Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000142876
Shareholder Report [Line Items]
Fund Name	North Star Bond Fund
Class Name	Class I
Trading Symbol	NSBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Star Bond Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	www.nsinvestfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	1.59%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund performed in line with expectations and its benchmark for the six-month period ending 5-31-2024. There was no movement in the prevailing interest rates for our very short duration portfolio, the yield on the 10-year Treasury remained static, as did the 10-2 spread.  Additionally, we had no credit issues, which added together resulted in the Fund earning its net yield for the period. On the negative side, the Paramount Global mandatory convertible preferred declined as the conversion date approached and the underlying equity price remained depressed. Offsetting that decline, we had a positive bump from our bank preferred stocks that appreciated low double-digits during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	Since Inception (12/19/2014)
North Star Bond Fund	2.99%	5.91%	1.51%	1.89%
Bloomberg U.S. Intermediate Aggregate Bond Index	2.07%	1.99%	0.22%	1.20%
Bloomberg Ba to B U.S. High Yield Index	4.88%	10.50%	4.28%	4.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 31, 2024
AssetsNet	$ 30,936,542
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 128,881
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$30,936,542
Number of Portfolio Holdings	35
Advisory Fee	$128,881
Portfolio Turnover	18%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	80.1%
Money Market Funds	3.6%
Preferred Stocks	5.2%
U.S. Government & Agencies	11.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Gulfport Energy Corporation	4.6%
Old Republic International Corporation	4.5%
J M Smucker Company (The)	4.5%
Wintrust Financial Corporation	4.4%
Ford Motor Company	4.4%
Owens & Minor, Inc.	4.4%
Scotts Miracle-Gro Company (The)	4.3%
Wendy's International, LLC	4.3%
Goodyear Tire & Rubber Company (The)	4.2%
Hercules Capital, Inc.	4.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.
C000125620
Shareholder Report [Line Items]
Fund Name	North Star Dividend Fund
Class Name	Class I
Trading Symbol	NSDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Star Dividend Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	www.nsinvestfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	1.41%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund performed in line with its benchmark for the six-month period ending 5-31-2024. At the beginning of the period the consensus expectation was for short-term interest rates to decrease consistently in 2024, with six 25 basis points cuts in the Fed Funds rate as the base case scenario, Instead, there were none during the period. Dividend paying securities are particularly sensitive to short-term interest rates, as those rates provide an alternative for income-oriented investors. Nevertheless, many of the Fund’s holding fared well, led by absorbent minerals company (cat litter) Oil-Dri, and Superior Group of Companies, which provides uniforms and other branded products to their corporate customers. On the negative side, staffing company BGSF suspended its dividend while reviewing its strategic options, resulting in a sharp decline in its share price. Additionally, sporting goods manufacturer Escalade experienced a softening in demand and retailer overstocks that translated to lower earnings and stock price. The Fund’s regional bank holdings, which represented over 15% of the portfolio, generally treaded water faced with lower net interest margins due to their higher borrowing costs.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Star Dividend Fund	S&P 500® Index	Morningstar US Small Value TR USD
May-2014	$10,000	$10,000	$10,000
May-2015	$10,194	$11,181	$10,729
May-2016	$10,832	$11,372	$10,514
May-2017	$12,565	$13,359	$12,071
May-2018	$14,240	$15,281	$13,586
May-2019	$12,649	$15,859	$11,952
May-2020	$11,418	$17,895	$9,806
May-2021	$18,177	$25,109	$17,963
May-2022	$16,505	$25,034	$17,968
May-2023	$15,266	$25,766	$15,681
May-2024	$17,998	$33,028	$19,665

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	10 Years
North Star Dividend Fund	11.02%	17.90%	7.31%	6.05%
S&P 500® Index	16.35%	28.19%	15.80%	12.69%
Morningstar US Small Value TR USD	13.81%	25.41%	10.47%	7.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 31, 2024
AssetsNet	$ 91,637,035
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 448,799
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$91,637,035
Number of Portfolio Holdings	50
Advisory Fee	$448,799
Portfolio Turnover	24%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	82.4%
Money Market Funds	10.7%
Preferred Stocks	1.0%
Reit	5.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	10.7%
Oil-Dri Corp of America	4.5%
Sprott, Inc.	4.0%
Superior Group of Companies, Inc.	3.3%
LSI Industries, Inc.	3.1%
Ethan Allen Interiors, Inc.	3.1%
Compass Diversified Holdings	3.0%
Postal Realty Trust, Inc.	2.8%
Escalade, Inc.	2.8%
Rocky Brands, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.
C000125617
Shareholder Report [Line Items]
Fund Name	North Star Micro Cap Fund
Class Name	Class I
Trading Symbol	NSMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Star Micro Cap Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	www.nsinvestfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	1.34%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund outperformed its benchmarks during the six-month period ending 5-31-2024, with most of the gains coming from companies that service industrial markets and a handful of consumer companies that rebounded from depressed levels. The top contributor was school bus manufacturer Blue Bird, fueled (pun intended) by their dominant position in electric and natural gas-powered buses. United States Lime &  Minerals also contributed to the positive performance as demand surged for construction materials. Western apparel and footwear were in fashion which translated to sizeable gains in Boot Barn Holdings, the dominant retailer in the category. The biggest detractors to the Fund’s performance were its holdings in sporting goods companies Escalade and Johnson Outdoors, both had enjoyed robust sales during the pandemic that came to a halt leaving the retailers’ shelves stocked with excess inventory. Another company that performed well during the pandemic but then poorly subsequently and subtracted from performance, was online automotive aftermarkets parts provider CarParts.com.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Star Micro Cap Fund	S&P 500® Index	Morningstar US Small Value TR USD
May-2014	$10,000	$10,000	$10,000
May-2015	$10,365	$11,181	$10,729
May-2016	$9,377	$11,372	$10,514
May-2017	$11,572	$13,359	$12,071
May-2018	$12,723	$15,281	$13,586
May-2019	$11,488	$15,859	$11,952
May-2020	$11,382	$17,895	$9,806
May-2021	$21,920	$25,109	$17,963
May-2022	$16,545	$25,034	$17,968
May-2023	$15,354	$25,766	$15,681
May-2024	$19,553	$33,028	$19,665

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	10 Years
North Star Micro Cap Fund	17.12%	27.34%	11.22%	6.94%
S&P 500® Index	16.35%	28.19%	15.80%	12.69%
Morningstar US Small Value TR USD	13.81%	25.41%	10.47%	7.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 31, 2024
AssetsNet	$ 116,474,243
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 544,307
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$116,474,243 Number of Portfolio Holdings53 Advisory Fee $544,307 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.6%
Money Market Funds	9.6%
Reit	1.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	9.6%
Blue Bird Corporation	5.0%
United States Lime & Minerals, Inc.	3.8%
Build-A-Bear Workshop, Inc.	3.8%
Green Brick Partners, Inc.	3.5%
Rocky Brands, Inc.	3.4%
Barrett Business Services, Inc.	3.2%
QEP Company, Inc.	2.9%
Escalade, Inc.	2.8%
Eastern Company (The)	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.
C000106067
Shareholder Report [Line Items]
Fund Name	North Star Opportunity Fund
Class Name	Class I
Trading Symbol	NSOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Star Opportunity Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	www.nsinvestfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	1.30%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Fund performed in line with its benchmark for the six-month period ending 5-31-2024. Our technology holdings, which represent approximately 18% of the portfolio, were the biggest positive contributors, led by Nvidia, Advanced Micro Devices, and Qualcomm. Big banks JPMorgan Chase and Bank of America also performed well, as did Western apparel retailer Boot Barn. As a group our other small caps underperformed, with staffing company BGSF and online automotive aftermarkets parts provider CarParts.com both weighing on results. We have subsequently exited those two positions. Our fixed income sleeve of 15% of the Fund was positioned primarily in short-term Treasuries that performed as expected. Consumer Discretionary represents our largest sector allocation, and produced mixed results, as lower-end consumers were pressured by high prices and dialed back their spending. Paramount Global share price traded down as its controlling shareholder, Sheri Redstone’s National Amusements, engaged in a quixotic sales process that titled at windmills and was unable to consummate a transaction.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Star Opportunity Fund	S&P 500® Index	S&P Target Risk Aggressive Index
May-2014	$10,000	$10,000	$10,000
May-2015	$10,544	$11,181	$10,699
May-2016	$9,707	$11,372	$10,382
May-2017	$11,324	$13,359	$11,923
May-2018	$12,056	$15,281	$13,088
May-2019	$12,038	$15,859	$13,080
May-2020	$13,249	$17,895	$13,747
May-2021	$18,360	$25,109	$18,364
May-2022	$17,210	$25,034	$17,201
May-2023	$15,593	$25,766	$17,309
May-2024	$18,291	$33,028	$20,621

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	10 Years
North Star Opportunity Fund	11.68%	17.30%	8.73%	6.22%
S&P 500® Index	16.35%	28.19%	15.80%	12.69%
S&P Target Risk Aggressive Index	12.21%	19.14%	9.53%	7.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 31, 2024
AssetsNet	$ 132,073,282
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 626,735
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$132,073,282
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$626,735
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.8%
Corporate Bonds	2.9%
Money Market Funds	4.2%
Preferred Stocks	1.1%
Reit	3.6%
U.S. Government & Agencies	7.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Advanced Micro Devices, Inc.	4.5%
Blackstone, Inc.	4.2%
First American Treasury Obligations Fund, Class X	4.2%
Apple, Inc.	4.1%
QUALCOMM, Inc.	4.0%
JPMorgan Chase & Company	3.7%
KKR & Company, Inc.	3.7%
Alphabet, Inc., Class A	3.5%
Bank of America Corporation	3.3%
AbbVie, Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.
C000106068
Shareholder Report [Line Items]
Fund Name	North Star Opportunity Fund
Class Name	Class A
Trading Symbol	NSOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Star Opportunity Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	www.nsinvestfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.55%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the fund perform last year?

The Fund performed in line with its benchmark for the six-month period ending 5-31-2024. Our technology holdings, which represent approximately 18% of the portfolio, were the biggest positive contributors, led by Nvidia, Advanced Micro Devices, and Qualcomm. Big banks JPMorgan Chase and Bank of America also performed well, as did Western apparel retailer Boot Barn. As a group our other small caps underperformed, with staffing company BGSF and online automotive aftermarkets parts provider CarParts.com both weighing on results. We have subsequently exited those two positions. Our fixed income sleeve of 15% of the Fund was positioned primarily in short-term Treasuries that performed as expected. Consumer Discretionary represents our largest sector allocation, and produced mixed results, as lower-end consumers were pressured by high prices and dialed back their spending. Paramount Global share price traded down as its controlling shareholder, Sheri Redstone’s National Amusements, engaged in a quixotic sales process that titled at windmills and was unable to consummate a transaction.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Star Opportunity Fund	S&P 500® Index	S&P Target Risk Aggressive Index
May-2014	$9,426	$10,000	$10,000
May-2015	$9,923	$11,181	$10,699
May-2016	$9,150	$11,372	$10,382
May-2017	$10,642	$13,359	$11,923
May-2018	$11,305	$15,281	$13,088
May-2019	$11,254	$15,859	$13,080
May-2020	$12,361	$17,895	$13,747
May-2021	$17,084	$25,109	$18,364
May-2022	$15,974	$25,034	$17,201
May-2023	$14,438	$25,766	$17,309
May-2024	$16,892	$33,028	$20,621

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	10 Years
North Star Opportunity Fund	11.49%	17.00%	8.46%	6.01%
S&P 500® Index	16.35%	28.19%	15.80%	12.69%
S&P Target Risk Aggressive Index	12.21%	19.14%	9.53%	7.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 31, 2024
AssetsNet	$ 132,073,282
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 626,735
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$132,073,282
Number of Portfolio Holdings	53
Advisory Fee (net of waivers)	$626,735
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.8%
Corporate Bonds	2.9%
Money Market Funds	4.2%
Preferred Stocks	1.1%
Reit	3.6%
U.S. Government & Agencies	7.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Advanced Micro Devices, Inc.	4.5%
Blackstone, Inc.	4.2%
First American Treasury Obligations Fund, Class X	4.2%
Apple, Inc.	4.1%
QUALCOMM, Inc.	4.0%
JPMorgan Chase & Company	3.7%
KKR & Company, Inc.	3.7%
Alphabet, Inc., Class A	3.5%
Bank of America Corporation	3.3%
AbbVie, Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.
C000241410
Shareholder Report [Line Items]
Fund Name	North Star Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	WSCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Star Small Cap Value Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	www.nsinvestfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$60	1.21%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund outperformed its benchmarks during the six-month period ending 5-31-2024, driven by gains in almost every security. The top contributors were school bus manufacturer Blue Bird (fueled (pun intended) by their dominant position in electric and natural gas-powered buses), heating and cooling company Comfort Systems, and metal coating solutions company AZZ. All of those companies service niche industrial markets that rebounded from the pandemic downturn. There were no significant detractors, although the Fund’s consumer companies fared the worst, with Denny’s and Johnson Outdoors posting small losses. Quick service restaurants such as Denny’s were faced with lower demand and higher costs, both related to inflationary pressures. Sporting goods companies went through a rollercoaster period, with supply shortages combined with a surge in consumer demand followed by softening demand and excess inventory built up at retailers.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 31, 2024
AssetsNet	$ 37,492,912
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 84,872
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$37,492,912
Number of Portfolio Holdings	43
Advisory Fee (net of waivers)	$84,872
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.8%
Money Market Funds	7.2%
Reit	4.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	7.2%
Comfort Systems USA, Inc.	4.9%
Blue Bird Corporation	4.5%
AZZ, Inc.	4.1%
OSI Systems, Inc.	3.9%
VSE Corporation	3.8%
Alamo Group, Inc.	3.1%
Skyline Champion Corporation	3.0%
US Silica Holdings, Inc.	2.8%
Hackett Group, Inc. (The)	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

C000241411
Shareholder Report [Line Items]
Fund Name	North Star Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	WFICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Star Small Cap Value Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nsinvestfunds.com. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	www.nsinvestfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund outperformed its benchmarks during the six-month period ending 5-31-2024, driven by gains in almost every security. The top contributors were school bus manufacturer Blue Bird (fueled (pun intended) by their dominant position in electric and natural gas-powered buses), heating and cooling company Comfort Systems, and metal coating solutions company AZZ. All of those companies service niche industrial markets that rebounded from the pandemic downturn. There were no significant detractors, although the Fund’s consumer companies fared the worst, with Denny’s and Johnson Outdoors posting small losses. Quick service restaurants such as Denny’s were faced with lower demand and higher costs, both related to inflationary pressures. Sporting goods companies went through a rollercoaster period, with supply shortages combined with a surge in consumer demand followed by softening demand and excess inventory built up at retailers.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 31, 2024
AssetsNet	$ 37,492,912
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 84,872
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$37,492,912
Number of Portfolio Holdings	43
Advisory Fee (net of waivers)	$84,872
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.8%
Money Market Funds	7.2%
Reit	4.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	7.2%
Comfort Systems USA, Inc.	4.9%
Blue Bird Corporation	4.5%
AZZ, Inc.	4.1%
OSI Systems, Inc.	3.9%
VSE Corporation	3.8%
Alamo Group, Inc.	3.1%
Skyline Champion Corporation	3.0%
US Silica Holdings, Inc.	2.8%
Hackett Group, Inc. (The)	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.